UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting period: January 1, 2019 – June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

Green Delivery
Go Paperless
Call 1-866-349-4564 or
log in to Jackson.com.
SEMI-ANNUAL REPORT (UNAUDITED)
June 30, 2019
JNL Investors Series Trust
JACKSON

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 33.3%
U.S. Government Agency Obligations 23.5%
Federal Farm Credit Banks Funding Corporation
2.20%, (3M US Treasury Bill + 0.10%), 07/03/19 (a) (b)	24,420	24,420
2.19%, (3M US Treasury Bill + 0.09%), 07/26/19 (a) (b)	46,895	46,895
2.38%, (1D US Federal Funds Rate), 08/08/19 (a) (b)	26,350	26,350
2.19%, (3M US Treasury Bill + 0.10%), 09/20/19 (a) (b)	25,000	25,000
2.17%, (3M US Treasury Bill + 0.08%), 11/01/19 (a) (b)	30,000	29,999
2.46%, (US SOFR + 0.03%), 02/06/20 (a) (b)	17,600	17,600
2.14%, (3M US Treasury Bill + 0.04%), 02/12/20 (a) (b)	6,000	5,998
2.26%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	17,000	17,000
2.49%, 03/01/21 (b)	23,500	23,500
2.53%, (US SOFR + 0.10%), 05/07/21 (a) (b)	5,185	5,185
Federal Home Loan Bank of Topeka
2.44%, (3M USD LIBOR - 0.16%), 07/05/19 (a) (b)	6,655	6,655
Federal Home Loan Banks Office of Finance
2.46%, (US SOFR + 0.03%), 10/09/19 (a) (b)	78,720	78,720
2.50%, (US SOFR + 0.07%), 11/15/19 (a) (b)	34,780	34,780
2.44%, (US SOFR + 0.01%), 12/20/19 (a) (b)	141,870	141,870
2.45%, (US SOFR + 0.02%), 02/21/20 (a) (b)	16,060	16,060
2.46%, (US SOFR + 0.04%), 05/08/20 - 06/19/20 (a) (b)	126,240	126,240
2.47%, (US SOFR + 0.04%), 08/25/20 (a) (b)	11,180	11,180
Federal Home Loan Mortgage Corporation
2.44%, (US SOFR + 0.01%), 11/01/19 (a) (b)	37,000	37,000
1.50%, 01/17/20 (b)	49,940	49,655
1.80%, 04/13/20 (b)	11,600	11,544
Federal National Mortgage Association, Inc.
1.63%, 01/21/20 (b)	29,912	29,759
2.50%, (US SOFR + 0.08%), 10/30/20 (a) (b)	26,680	26,680
		792,090
U.S. Treasury Securities 9.8%
U.S. Treasury Note
2.16%, (3M US Treasury Bill + 0.06%), 07/31/19 (a)	51,000	51,000
2.14%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	136,000	136,000
2.21%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	112,400	112,358
	Shares/Par[1]	Value ($)
2.24%, (3M US Treasury Bill + 0.14%), 04/30/21 (a)	28,600	28,599
		327,957
Total Government And Agency Obligations (cost $1,120,047)		1,120,047
SHORT TERM INVESTMENTS 52.1%
Repurchase Agreements 29.4%
Repurchase Agreements (c)		989,600
Discount Notes 19.4%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.56%, 07/19/19 (b) (d)	19,600	19,575
2.56%, 07/23/19 (b) (d)	19,644	19,613
2.60%, 08/26/19 (b) (d)	25,000	24,899
2.61%, 09/09/19 (b) (d)	25,400	25,271
2.61%, 10/01/19 (b) (d)	16,987	16,874
2.62%, 10/28/19 (b) (d)	23,000	22,801
2.63%, 11/04/19 (b) (d)	5,559	5,508
Federal Home Loan Banks Office of Finance
2.43%, 07/05/19 (b) (d)	77,000	76,979
2.48%, 07/10/19 (b) (d)	37,725	37,702
2.42%, 07/24/19 (b) (d)	67,383	67,279
2.46%, 08/01/19 (b) (d)	25,626	25,572
2.44%, 08/02/19 (b) (d)	20,000	19,957
2.41%, 08/09/19 (b) (d)	108,000	107,718
2.15%, 08/14/19 (b) (d)	55,942	55,778
2.45%, 08/16/19 (b) (d)	46,050	45,906
2.35%, 08/23/19 (b) (d)	14,000	13,952
2.30%, 09/06/19 (b) (d)	53,202	52,974
2.52%, 01/24/20 (b) (d)	15,421	15,198
		653,556
Treasury Securities 3.3%
U.S. Treasury Bill
2.47%, 08/08/19 (d)	32,025	31,943
2.47%, 08/15/19 (d)	78,050	77,818
		109,761
Total Short Term Investments (cost $1,752,917)		1,752,917
Total Investments 85.4% (cost $2,872,964)		2,872,964
Other Assets and Liabilities, Net 14.6%		492,883
Total Net Assets 100.0%		3,365,847

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at June 30, 2019, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Composition as of June 30, 2019:
Government Securities	39.0%
Other Short Term Investments	61.0
Total Investments	100.0%

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Bond, 3.00%, due 11/15/45	58,401	64,158	2.50	06/28/19	07/01/19	62,913	62,900	62,900
BNP	Federal Farm Credit Banks Funding Corporation, 3.98%, due 04/05/38	10	10
	Federal Home Loan Banks Office of Finance, 3.30%, due 10/19/32	370	372
	U.S. Treasury Note, 2.63-8.00%, due 07/31/20-05/15/45	14,078	14,379
	Government National Mortgage Association, 3.00-6.50%, due 08/15/28-06/20/49	37,135	38,442
	Federal National Mortgage Association, Inc., 3.45-6.00%, due 04/01/29-06/01/49	35,691	37,469
	Federal Home Loan Mortgage Corporation, 2.50-6.50%, due 11/01/27-02/01/47	2,150	2,250
		89,434	92,922	2.50	06/28/19	07/01/19	91,119	91,100	91,100
BOA	Government National Mortgage Association, 3.00%, due 06/20/49	37,952	38,964	2.50	06/28/19	07/01/19	38,208	38,200	38,200

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
DUB	Federal Home Loan Banks Office of Finance, 4.13%, due 03/13/20	47,710	48,962	2.51	06/28/19	07/01/19	48,010	48,000	48,000
GSC	Federal National Mortgage Association, Inc., 3.50-4.00%, due 04/01/34-03/01/42	83,095	86,789
	Federal Home Loan Mortgage Corporation, 3.50%, due 06/01/39	9,783	10,111
		92,878	96,900	2.41	06/24/19	07/12/19	95,045	95,000	95,000
GSC	Federal National Mortgage Association, Inc., 3.50-6.00%, due 12/01/46-06/01/51	542	568
	Federal Home Loan Mortgage Corporation, 3.00%, due 08/01/43	442	452
		984	1,020	2.51	06/28/19	07/01/19	500	500	500
GSC	Government National Mortgage Association, 4.50%, due 10/20/48	3,603	3,767
	Federal National Mortgage Association, Inc., 2.50-6.50%, due 09/01/27-07/01/48	1,923	2,033
	Federal Home Loan Mortgage Corporation, 2.50-5.00%, due 04/01/24-12/01/44	68,041	70,700
		73,567	76,500	2.54	06/26/19	07/03/19	75,037	75,000	75,000
GSC	Federal National Mortgage Association, Inc., 3.00%, due 06/01/49	95,266	96,900	2.46	06/28/19	07/01/19	95,089	95,000	95,000
HSB	Federal National Mortgage Association, Inc., 4.50%, due 09/01/41	4,781	5,202	2.51	06/28/19	07/01/19	5,101	5,600	5,600
HSB	U.S. Treasury Note, 0.88-4.25%, due 07/31/23-05/15/39	3,197	3,366	2.50	06/28/19	07/01/19	3,301	3,300	3,300
JPM	U.S. Treasury Note, 2.13%, due 08/15/21	76,150	77,316	2.53	06/28/19	07/01/19	75,816	75,800	75,800
NSI	U.S. Treasury Note, 0.00-2.50%, due 06/30/19-05/15/45	132,938	134,232	2.49	06/28/19	07/01/19	131,627	131,600	131,600
RBS	U.S. Treasury Note, 2.38-4.38%, due 03/15/22-02/15/38	211,455	251,532	2.49	06/28/19	07/01/19	246,651	246,600	246,600
TDS	Federal Home Loan Mortgage Corporation, 3.50%, due 07/01/46	20,478	21,420	2.51	06/28/19	07/01/19	21,004	21,000	21,000
									989,600

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
GOVERNMENT AND AGENCY OBLIGATIONS 25.5%
U.S. Government Agency Obligations 18.6%
Federal Farm Credit Banks Funding Corporation
2.46%, (US SOFR + 0.03%), 02/06/20 (a) (b)	5,600	5,600
2.26%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	7,250	7,250
2.49%, 03/01/21 (b)	13,000	13,000
2.53%, (US SOFR + 0.10%), 05/07/21 (a) (b)	3,335	3,335
Federal Home Loan Banks Office of Finance
2.31%, (1M USD LIBOR - 0.09%), 07/26/19 (a) (b)	25,000	25,000
2.50%, (US SOFR + 0.07%), 11/15/19 (a) (b)	22,935	22,935
2.44%, (US SOFR + 0.01%), 12/20/19 (a) (b)	69,300	69,300
2.20%, (3M US Treasury Bill + 0.07%), 01/30/20 (a) (b)	20,000	20,000
2.46%, (US SOFR + 0.04%), 05/08/20 - 06/19/20 (a) (b)	59,240	59,240
2.47%, (US SOFR + 0.04%), 08/25/20 (a) (b)	4,940	4,940
Federal Home Loan Mortgage Corporation
2.44%, (US SOFR + 0.01%), 11/01/19 (a) (b)	17,000	17,000
1.80%, 04/13/20 (b)	4,925	4,901
Federal National Mortgage Association, Inc.
2.50%, (US SOFR + 0.08%), 10/30/20 (a) (b)	12,280	12,280
		264,781
U.S. Treasury Securities 6.9%
U.S. Treasury Note
2.14%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	25,000	25,001
2.21%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	61,500	61,477
2.24%, (3M US Treasury Bill + 0.14%), 04/30/21 (a)	11,500	11,500
		97,978
Total Government And Agency Obligations (cost $362,759)		362,759
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 55.2%
Repurchase Agreements 30.3%
Repurchase Agreements (c)		432,400
Discount Notes 24.9%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.56%, 07/19/19 (b) (d)	10,483	10,469
2.56%, 07/23/19 (b) (d)	11,127	11,110
2.60%, 08/26/19 (b) (d)	18,000	17,927
2.61%, 09/09/19 (b) (d)	18,000	17,909
2.61%, 10/01/19 (b) (d)	15,937	15,831
2.62%, 10/28/19 (b) (d)	21,500	21,314
2.63%, 11/04/19 (b) (d)	3,564	3,531
Federal Home Loan Banks Office of Finance
2.43%, 07/05/19 (b) (d)	53,800	53,785
2.48%, 07/10/19 (b) (d)	35,775	35,753
2.42%, 07/24/19 (b) (d)	29,638	29,592
2.46%, 08/01/19 (b) (d)	13,889	13,860
2.44%, 08/02/19 (b) (d)	1,000	998
2.41%, 08/09/19 (b) (d)	40,000	39,896
2.15%, 08/14/19 (b) (d)	18,522	18,468
2.45%, 08/16/19 (b) (d)	23,000	22,928
2.35%, 08/23/19 (b) (d)	5,750	5,730
2.30%, 09/06/19 (b) (d)	28,571	28,448
2.52%, 01/24/20 (b) (d)	7,000	6,899
		354,448
Total Short Term Investments (cost $786,848)		786,848
Total Investments 80.7% (cost $1,149,607)		1,149,607
Other Assets and Liabilities, Net 19.3%		275,707
Total Net Assets 100.0%		1,425,314

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at June 30, 2019, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Composition as of June 30, 2019:
Government Securities	39.0%
Other Short Term Investments	61.0
Total Investments	100.0%

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Bond, 2.75%, due 11/15/42	14,549	15,300	2.50	06/28/19	07/01/19	15,003	15,000	15,000
BOA	Government National Mortgage Association, 4.00%, due 06/20/49	11,323	11,832	2.50	06/28/19	07/01/19	11,602	11,600	11,600
GSC	Government National Mortgage Association, 2.50-8.50%, due 04/15/24-04/20/69	33,935	36,509
	Federal National Mortgage Association, Inc., 4.00%, due 11/01/48	23,813	24,691
		57,748	61,200	2.51	06/28/19	07/01/19	60,013	60,000	60,000
HSB	Federal National Mortgage Association, Inc., 3.00-5.00%, due 06/01/23-03/01/49	22,643	23,868	2.51	06/28/19	07/01/19	23,405	23,400	23,400
NSI	U.S. Treasury Note, 0.00-2.88%, due 07/18/19-05/15/28	169,283	172,992	2.49	06/28/19	07/01/19	169,635	169,600	169,600
TDS	Federal Home Loan Mortgage Corporation, 3.50%, due 06/01/49	19,894	20,400	2.51	06/28/19	07/01/19	20,004	20,000	20,000
WFI	Federal National Mortgage Association, Inc., 3.50%, due 05/01/49	44,089	45,270
	Federal Home Loan Mortgage Corporation, 3.50%, due 06/01/49	87,895	90,186
		131,983	135,456	2.51	06/28/19	07/01/19	132,828	132,800	132,800
									432,400

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Low Duration Bond Fund
CORPORATE BONDS AND NOTES 53.4%
Financials 30.2%
ABN AMRO Bank N.V.
2.45%, 06/04/20 (a)	500	500
AerCap Ireland Limited
4.63%, 10/30/20	1,000	1,026
AIG Global Funding
3.35%, 06/25/21 (a)	2,220	2,261
Ally Financial Inc.
3.75%, 11/18/19	3,000	3,012
Alterra Finance LLC
6.25%, 09/30/20	648	677
American Express Company
3.70%, 08/03/23	1,500	1,574
American Honda Finance Corporation
2.40%, 06/27/24	3,333	3,328
Ameriprise Financial, Inc.
3.00%, 03/22/22	1,181	1,202
ANZ New Zealand (Int'l) Limited
2.75%, 01/22/21 (a)	2,000	2,010
Athene Global Funding
3.00%, 07/01/22 (a)	341	345
Bank of America Corporation
5.00%, 05/13/21	2,000	2,094
3.00%, (3M USD LIBOR + 0.65%), 06/25/22 (b)	1,500	1,503
2.50%, 10/21/22	1,104	1,106
3.55%, 03/05/24	942	975
Bank of Montreal
3.31%, (3M USD LIBOR + 0.79%), 08/27/21 (b)	4,000	4,043
3.30%, 02/05/24 (c)	2,000	2,072
Barclays Bank PLC
2.65%, 01/11/21	2,000	2,004
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,500	1,554
BBVA USA
2.75%, 09/29/19	2,438	2,439
3.50%, 06/11/21	1,500	1,528
BMW US Capital, LLC
2.00%, 04/11/21 (a)	2,000	1,984
BNZ International Funding Limited
2.40%, 02/21/20 (a)	3,000	2,999
Bunge Limited Finance Corp.
4.35%, 03/15/24	2,000	2,082
Capital One Financial Corporation
3.20%, 01/30/23	2,000	2,050
Capital One, National Association
2.35%, 01/31/20	1,550	1,551
Caterpillar Financial Services Corporation
3.35%, 12/07/20	2,000	2,029
2.95%, 02/25/22	2,000	2,040
Citigroup Inc.
2.13%, 10/20/20	3,000	2,994
2.89%, (3M USD LIBOR + 0.35%), 02/12/21 (b)	3,000	2,999
2.84%, 05/20/22	2,569	2,590
3.14%, 01/24/23	1,250	1,271
3.35%, 04/24/25	1,650	1,703
Citizens Bank, National Association
2.20%, 05/26/20	965	964
3.25%, 02/14/22	2,000	2,036
2.65%, 05/26/22	800	805
CNH Industrial Capital LLC
4.88%, 04/01/21	1,884	1,947
3.88%, 10/15/21	2,000	2,042
Credit Agricole SA
2.75%, 06/10/20 (a)	2,000	2,007
3.42%, (3M USD LIBOR + 0.97%), 06/10/20 (a) (b)	3,000	3,022
Credit Suisse Group AG
3.57%, 01/09/23 (a)	1,500	1,531
Daimler Finance North America LLC
3.75%, 11/05/21 (a)	2,422	2,485
Diamond Finance International Limited
4.42%, 06/15/21 (a)	3,500	3,605
	Shares/Par[1]	Value ($)
Discover Bank
3.10%, 06/04/20	1,725	1,733
3.35%, 02/06/23	2,000	2,046
ERAC USA Finance LLC
2.60%, 12/01/21 (a)	855	857
Fifth Third Bancorp
3.65%, 01/25/24	2,190	2,299
Ford Motor Credit Company LLC
3.16%, 08/04/20	1,500	1,503
General Electric Capital Corporation
2.20%, 01/09/20	1,000	1,000
General Motors Financial Company, Inc.
3.15%, 06/30/22	1,275	1,283
3.70%, 05/09/23	1,000	1,015
4.15%, 06/19/23	500	514
Glencore Funding LLC
3.00%, 10/27/22 (a)	1,821	1,832
HSBC Holdings PLC
3.09%, (3M USD LIBOR + 0.65%), 09/11/21 (b) (c)	2,000	2,000
John Deere Capital Corporation
2.65%, (3M USD LIBOR + 0.18%), 01/07/20 (b)	2,500	2,501
2.60%, 03/07/24	1,039	1,049
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	1,500	1,517
3.00%, (3M USD LIBOR + 0.55%), 03/09/21 (b)	3,000	3,004
3.01%, (3M USD LIBOR + 0.61%), 06/18/22 (b)	2,000	2,004
3.21%, 04/01/23	3,000	3,059
2.70%, 05/18/23	2,000	2,019
4.02%, 12/05/24	1,500	1,592
Lloyds Bank PLC
6.50%, 09/14/20 (a)	2,500	2,606
M&T Bank Corporation
2.63%, 01/25/21	2,000	2,010
Morgan Stanley
2.38%, 07/23/19	3,721	3,720
5.63%, 09/23/19	3,000	3,021
2.50%, 04/21/21	2,000	2,003
2.63%, 11/17/21	3,000	3,018
3.13%, 01/23/23	2,000	2,044
National Australia Bank Limited
3.03%, (3M USD LIBOR + 0.51%), 05/22/20 (a) (b)	3,000	3,012
New York Life Global Funding
1.95%, 09/28/20 (a)	500	499
2.75%, (3M USD LIBOR + 0.16%), 10/01/20 (a) (b)	3,000	3,002
3.25%, 08/06/21 (a)	500	510
PACCAR Financial Corp.
2.65%, 05/10/22	2,500	2,529
Pricoa Global Funding I
2.55%, 11/24/20 (a)	2,665	2,675
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (a)	2,753	2,749
Regions Financial Corporation
3.80%, 08/14/23	986	1,029
Reliance Standard Life Global Funding II
3.85%, 09/19/23 (a)	1,706	1,771
Royal Bank of Canada
2.20%, 09/23/19	2,500	2,499
3.70%, 10/05/23 (c)	2,000	2,107
Santander UK PLC
2.35%, 09/10/19	2,000	1,999
Sumitomo Mitsui Banking Corporation
2.51%, 01/17/20	2,000	2,001
SunTrust Banks, Inc.
3.50%, 08/02/22	3,000	3,064
Syngenta Finance N.V.
3.70%, 04/24/20 (a)	3,000	3,018
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	2,000	2,112
3.00%, 04/26/22	2,638	2,660
2.88%, 10/31/22	668	673
2.91%, 07/24/23	1,362	1,374
3.63%, 02/20/24	3,475	3,623

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
The Toronto-Dominion Bank
2.25%, 09/25/19 (a)	2,500	2,499
2.88%, (3M USD LIBOR + 0.43%), 06/11/21 (b)	3,000	3,012
2.65%, 06/12/24	2,500	2,521
U.S. Bank National Association
3.00%, 02/04/21	2,000	2,023
UBS AG
2.45%, 12/01/20 (a)	3,636	3,638
Volkswagen Group of America, Inc.
2.45%, 11/20/19 (a)	1,500	1,502
WEA Finance LLC
2.70%, 09/17/19 (a)	3,420	3,423
3.15%, 04/05/22 (a)	2,345	2,381
Wells Fargo & Company
3.47%, (3M USD LIBOR + 0.93%), 02/11/22 (b)	3,000	3,018
2.63%, 07/22/22	4,500	4,532
Wells Fargo Bank, National Association
3.63%, 10/22/21	3,500	3,600
2.90%, 05/27/22	2,543	2,566
Westpac Banking Corporation
3.65%, 05/15/23	2,000	2,090
		212,949
Health Care 3.8%
AbbVie Inc.
2.50%, 05/14/20	1,500	1,500
2.30%, 05/14/21	1,500	1,494
Becton, Dickinson and Company
2.40%, 06/05/20	3,250	3,247
Celgene Corporation
3.55%, 08/15/22	1,500	1,553
Cigna Corporation
3.40%, 09/17/21 (a)	1,000	1,019
3.75%, 07/15/23 (a)	1,000	1,040
CVS Health Corporation
3.13%, 03/09/20	1,500	1,506
2.80%, 07/20/20	2,000	2,005
3.70%, 03/09/23	2,000	2,064
Express Scripts Holding Company
3.27%, (3M USD LIBOR + 0.75%), 11/30/20 (b)	4,000	4,005
HCA Inc.
6.50%, 02/15/20	2,800	2,865
Mylan N.V.
3.75%, 12/15/20	1,500	1,512
UnitedHealth Group Incorporated
2.70%, 07/15/20	1,500	1,506
2.88%, 12/15/21	1,500	1,522
		26,838
Consumer Staples 3.3%
Altria Group, Inc.
3.49%, 02/14/22 (e)	1,500	1,540
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,500	1,510
BAT Capital Corp.
2.30%, 08/14/20	1,500	1,496
2.76%, 08/15/22	1,500	1,503
Campbell Soup Company
2.91%, (3M USD LIBOR + 0.50%), 03/16/20 (b)	1,500	1,496
3.65%, 03/15/23	2,000	2,057
Conagra Brands, Inc.
3.09%, 10/09/20	152	152
3.80%, 10/22/21	1,250	1,284
Keurig Dr Pepper Inc.
3.55%, 05/25/21	583	595
4.06%, 05/25/23	2,000	2,100
Kraft Heinz Foods Company
2.80%, 07/02/20	3,000	3,005
Mead Johnson Nutrition Company
3.00%, 11/15/20	638	644
Seven & I Holdings Co., Ltd.
3.35%, 09/17/21 (a)	1,304	1,333
The Kroger Co.
1.50%, 09/30/19	540	539
2.60%, 02/01/21 (e)	1,250	1,253
	Shares/Par[1]	Value ($)
Walmart Inc.
2.85%, 07/08/24	2,500	2,576
		23,083
Communication Services 3.2%
AT&T Inc.
3.25%, (3M USD LIBOR + 0.65%), 01/15/20 (b)	1,500	1,503
2.80%, 02/17/21	1,500	1,510
3.55%, (3M USD LIBOR + 0.95%), 07/15/21 (b)	2,500	2,521
Charter Communications Operating, LLC
3.58%, 07/23/20	1,000	1,009
4.46%, 07/23/22	1,500	1,575
Comcast Corporation
3.70%, 04/15/24	2,000	2,121
Fox Corporation
3.67%, 01/25/22 (a)	3,500	3,615
Sky Limited
2.63%, 09/16/19 (a)	5,550	5,549
3.13%, 11/26/22 (a)	1,806	1,853
Spectrum Management Holding Company, LLC
5.00%, 02/01/20	1,500	1,520
		22,776
Real Estate 2.9%
AvalonBay Communities, Inc.
3.63%, 10/01/20	1,250	1,267
Crown Castle International Corp.
3.15%, 07/15/23	1,000	1,018
Hospitality Properties Trust
4.25%, 02/15/21	3,487	3,531
5.00%, 08/15/22	377	393
KiMcO Realty Corporation
3.20%, 05/01/21	2,000	2,023
Liberty Property Limited Partnership
4.75%, 10/01/20	2,904	2,971
3.38%, 06/15/23	2,487	2,552
Post Apartment Homes, L.P.
3.38%, 12/01/22	2,683	2,751
Retail Opportunity Investments Partnership, LP
5.00%, 12/15/23	1,500	1,565
Retail Properties of America, Inc.
4.00%, 03/15/25	676	666
SITE Centers Corp.
3.63%, 02/01/25	1,085	1,102
Weingarten Realty Investors
3.38%, 10/15/22	696	707
		20,546
Information Technology 2.7%
Broadcom Corporation
2.38%, 01/15/20	1,500	1,496
Broadcom Inc.
3.13%, 04/15/21 (a)	4,000	4,025
Fidelity National Information Services, Inc.
3.63%, 10/15/20	1,389	1,409
Hewlett Packard Enterprise Company
3.60%, 10/15/20	2,500	2,532
International Business Machines Corporation
2.85%, 05/13/22	3,500	3,559
3.00%, 05/15/24	3,500	3,594
NXP B.V.
4.13%, 06/01/21 (a)	2,500	2,557
		19,172
Energy 2.4%
Andeavor Logistics LP
3.50%, 12/01/22	1,709	1,751
Continental Resources, Inc.
3.80%, 06/01/24	1,500	1,541
Energy Transfer LP
4.15%, 10/01/20	1,160	1,180
7.50%, 10/15/20	1,500	1,591
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,750	1,822
Phillips 66
3.35%, (3M USD LIBOR + 0.75%), 04/15/20 (a) (b)	1,419	1,420

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,072
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (f)	2,000	2,077
5.63%, 04/15/23	1,500	1,631
5.75%, 05/15/24	1,000	1,111
Sunoco Logistics Partners Operations L.P.
5.50%, 02/15/20	1,500	1,523
		16,719
Industrials 2.3%
3M Company
2.75%, 03/01/22	1,608	1,632
2.00%, 06/26/22	545	544
Aircastle Limited
6.25%, 12/01/19	5,345	5,421
Equifax Inc.
3.60%, 08/15/21	2,000	2,034
General Electric Company
3.21%, (3M USD LIBOR + 0.62%), 01/09/20 (b)	1,000	1,001
General Motors Company
3.35%, (3M USD LIBOR + 0.90%), 09/10/21 (b)	1,000	998
International Lease Finance Corporation
4.63%, 04/15/21	1,000	1,032
Ryder System, Inc.
2.50%, 05/11/20	515	515
United Technologies Corporation
1.90%, 05/04/20	3,250	3,239
		16,416
Utilities 0.9%
Exelon Corporation
2.85%, 06/15/20	1,395	1,400
Exelon Generation Company, LLC
2.95%, 01/15/20	767	769
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	1,671	1,697
The AES Corporation
4.00%, 03/15/21	1,500	1,527
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,150	1,159
		6,552
Materials 0.9%
Anglo American Capital PLC
3.75%, 04/10/22 (a)	2,500	2,558
The Dow Chemical Company
3.15%, 05/15/24 (a)	1,957	1,994
The Sherwin-Williams Company
2.25%, 05/15/20	1,341	1,338
		5,890
Consumer Discretionary 0.8%
Dollar Tree, Inc.
3.29%, (3M USD LIBOR + 0.70%), 04/17/20 (b)	3,000	3,001
GLP Financing, LLC
4.88%, 11/01/20	2,000	2,036
4.38%, 04/15/21	565	573
		5,610
Total Corporate Bonds And Notes (cost $371,035)		376,551
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 30.9%
American Express Credit Account Master Trust
Series 2017-A-1, 1.93%, 02/18/20	3,000	2,994
Series 2017-B-1, 2.10%, 02/18/20	1,414	1,411
Series 2017-B-7, 2.54%, 10/17/22	2,305	2,324
AmeriCredit Automobile Receivables Trust
Series 2015-C-1, 2.51%, 01/08/21	1	1
Series 2019-A2A-1, 2.93%, 02/18/21	2,489	2,499
Series 2016-B-1, 2.30%, 03/08/21	463	463
Series 2015-C-4, 2.88%, 07/08/21	7,096	7,103
Series 2016-C-1, 2.89%, 01/10/22	500	501
Ascentium Equipment Receivables Trust
Series 2016-A3-2A, 1.65%, 11/11/19 (a)	400	399
Series 2016-B-2A, 2.50%, 04/10/20 (a)	878	878
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	571	571
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	571	572
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	799	799
	Shares/Par[1]	Value ($)
Series 2017-C-1A, 3.11%, 11/10/21 (a)	4,300	4,313
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	3,000	3,003
Series 2017-B-2A, 2.66%, 04/11/22 (a)	800	807
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/07/20 (a) (b)	2,337	2,392
BA Credit Card Trust
Series 2017-A1-A1, 1.95%, 03/16/20	740	739
Bank Of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (a)	195	195
Series 2018-A3-1, 3.43%, 06/15/21 (a)	2,078	2,103
Series 2017-A3-1, 2.11%, 01/15/23 (a)	2,228	2,226
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/08/20 (a)	536	543
BCC Funding XIII, LLC
Series 2016-A2-1, 2.20%, 11/20/19 (a)	493	493
Series 2016-B-1, 2.73%, 04/20/20 (a)	562	562
BCC Funding XIV, LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	2,378	2,390
California Republic Auto Receivables Trust
Series 2017-A3-1, 1.90%, 09/16/19	237	237
Series 2018-A2-1, 2.86%, 01/15/20	279	279
Capital One Multi-Asset Execution Trust
Series 2014-A4-A4, 2.75%, (1M USD LIBOR + 0.36%), 08/15/19 (b)	2,000	2,001
Series 2015-A2-A2, 2.08%, 05/15/20	500	500
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	1,549	1,545
Series 2019-A2A-1, 3.02%, 07/15/22	2,500	2,514
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	2,603	2,608
Series 2016-A2-1, 1.69%, 09/14/22 (a)	234	234
Chesapeake Funding II LLC
Series 2017-A1-4A, 2.12%, 03/15/21 (a)	360	359
Series 2019-A1-1A, 2.94%, 05/15/22 (a)	2,501	2,533
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	441	440
Series 2016-B-AA, 2.88%, 06/15/22 (a)	5,000	5,001
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	583	583
Series 2019-A-1A, 3.33%, 08/15/24 (a)	1,777	1,790
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	944	975
CNH Equipment Trust
Series 2019-A2-A, 2.96%, 11/15/20	2,000	2,012
COLT Mortgage Loan Trust
Series 2019-A1-1, 3.71%, 03/25/49 (a) (b)	839	855
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	637	635
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	207	208
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	1,177	1,238
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (a) (b)	2,397	2,434
Series 2017-A3-HL1, REMIC, 3.50%, 05/25/24 (a) (b)	1,654	1,671
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/12/21 (a)	1,275	1,311
Dell Equipment Finance Trust
Series 2017-A2B-2, 2.70%, (1M USD LIBOR + 0.30%), 02/24/20 (a) (b)	170	170
Series 2018-A2-2, 3.16%, 08/24/20 (a)	361	363
Series 2018-A2A-1, 2.97%, 10/22/20 (a)	941	943
Series 2018-A3-2, 3.37%, 06/22/21 (a)	463	471
Series 2017-A3-1, 2.14%, 04/22/22 (a)	1,054	1,053
Series 2017-B-1, 2.52%, 04/22/22 (a)	925	925
Series 2017-A3-2, 2.19%, 10/24/22 (a)	1,125	1,124
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21 (a)	1,737	1,763
Series 2018-A4-ST2, 3.59%, 10/20/21 (a)	1,863	1,912

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	915	917
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	1,614	1,610
First Investors Auto Owner Trust
Series 2018-A1-2A, 3.23%, 11/16/20 (a)	693	697
Series 2017-A1-2A, 1.86%, 10/15/21 (a)	116	116
Series 2019-A-1A, 2.89%, 02/15/22 (a)	4,677	4,709
Ford Credit Auto Lease Trust
Series 2018-A3-A, 2.93%, 06/15/20	4,000	4,022
Ford Credit Floorplan Master Owner Trust A
Series 2016-A1-3, 1.55%, 07/15/19	2,555	2,554
Series 2016-A2-5, 2.85%, (1M USD LIBOR + 0.46%), 11/15/19 (b)	400	400
Series 2015-A1-2, 1.98%, 01/15/20	350	349
Series 2015-A2-2, 2.96%, (1M USD LIBOR + 0.57%), 01/15/20 (b)	1,240	1,241
Series 2013-A-2, 2.09%, 03/15/20 (a)	5,330	5,318
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (a)	714	717
FREMF Mortgage Trust
Series 2011-B-K12, REMIC, 4.49%, 12/25/20 (a) (b)	2,210	2,266
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (a)	1,786	1,796
Series 2018-A-3A, 3.35%, 08/15/22 (a)	707	711
GM Financial Automobile Leasing Trust
Series 2018-A2A-3, 2.89%, 01/21/20	1,067	1,068
Series 2017-A3-3, 2.01%, 11/20/20	1,295	1,293
GM Financial Consumer Automobile Receivables Trust
Series 2019-A2-1, 2.99%, 10/16/20	1,627	1,633
Series 2017-A3-3A, 1.97%, 05/16/22 (a)	2,170	2,164
Series 2018-B-4, 3.45%, 09/16/22	758	787
Series 2019-B-2, 2.87%, 02/16/23	1,000	1,020
Series 2018-B-3, 3.27%, 01/16/24	1,745	1,797
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (a)	6,070	6,065
Series 2017-B-1, 2.58%, 01/15/20 (a)	400	400
Series 2018-C-1, 3.25%, 03/16/20 (a)	1,575	1,578
GreatAmerica Financial Services Corporation
Series 2018-A2-1, 2.35%, 05/15/20 (a)	36	36
Series 2017-A3-1, 2.06%, 06/22/20 (a)	544	543
Series 2018-A3-1, 2.60%, 06/15/21 (a)	7,106	7,127
Series 2019-A3-1, 3.05%, 12/15/21 (a)	3,500	3,563
Series 2019-A4-1, 3.21%, 10/17/22 (a)	1,000	1,026
Series 2018-A4-1, 2.83%, 06/17/24 (a)	747	755
GS Mortgage Securities Corp Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (a)	1,158	1,191
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23 (a)	2,760	2,772
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (a)	420	417
Huntington Auto Trust
Series 2016-A3-1, 1.59%, 08/15/19	228	228
Hyundai Auto Receivables Trust
Series 2015-B-B, 2.01%, 06/15/21	19	19
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (a) (b)	1,284	1,299
J.P. Morgan Mortgage Trust
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (a) (b)	1,399	1,427
Series 2016-A1-2, REMIC, 2.79%, 09/25/22 (a) (b)	1,762	1,764
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (a) (b)	1,229	1,232
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 06/15/20	16	16
JP Morgan Chase & Co.
Series 2014-A1-5, REMIC, 2.98%, 10/25/26 (a) (b)	1,000	1,013
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	1,270	1,269
Series 2017-A3-1A, 1.88%, 12/15/20 (a)	5,327	5,316
	Shares/Par[1]	Value ($)
Series 2018-A2-1A, 2.80%, 02/16/21 (a)	1,237	1,239
Marlin Leasing Receivables LLC
Series 2018-A2-1A, 3.05%, 10/20/20 (a)	406	407
Series 2018-A3-1A, 3.36%, 04/20/23 (a)	1,040	1,051
Series 2018-B-1A, 3.54%, 05/22/23 (a)	315	321
Series 2018-C-1A, 3.70%, 06/20/23 (a)	2,250	2,300
Merrill Lynch Mortgage Investors Trust
Series 2003-A1-E, REMIC, 3.02%, (1M USD LIBOR + 0.62%), 10/25/28 (b)	783	782
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	772	799
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21 (a)	3,000	2,991
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27 (a)	1,715	1,739
Series 2013-A-1A, 2.15%, 04/22/30 (a)	43	43
Series 2017-A-1A, 2.42%, 12/20/34 (a)	1,030	1,032
Series 2018-A-1A, 3.45%, 01/21/36 (a)	2,474	2,552
Navitas Equipment Receivables, LLC
Series 2016-A2-1, 2.20%, 06/15/21 (a)	16	16
Orange Lake Timeshare Trust
Series 2018-A-A, 3.10%, 11/08/30 (a)	2,310	2,342
Santander Retail Auto Lease Trust
Series 2017-A3-A, 2.22%, 04/20/20 (a)	4,645	4,642
Series 2018-A2B-A, REMIC, 2.65%, (1M USD LIBOR + 0.27%), 01/20/20 (a) (b)	1,425	1,425
Series 2018-A2A-A, REMIC, 2.71%, 01/20/20 (a)	1,155	1,156
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/24 (a) (b)	1,276	1,298
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (a)	369	377
Shellpoint Co-Originator Trust
Series 2017-A4-1, 3.50%, 02/25/24 (a) (b)	1,925	1,957
Series 2016-1A10-1, REMIC, 3.50%, 10/25/24 (a) (b)	1,338	1,364
Sierra Timeshare Receivables Funding LLC
Series 2014-A-3A, 2.30%, 10/20/31 (a)	355	355
Series 2015-A-1A, 2.40%, 03/20/32 (a)	89	89
Series 2016-A-1A, 3.08%, 03/21/33 (a)	334	336
Suntrust Auto Receivables Trust
Series 2015-A4-1A, 1.78%, 01/15/21 (a)	144	144
Toyota Auto Receivables Owner Trust
Series 2017-A3-D, 1.93%, 11/15/20	550	549
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (a)	414	415
Verizon Owner Trust
Series 2016-B-1A, 1.46%, 01/20/21 (a)	269	268
Series 2018-A1A-1A, 2.82%, 03/22/21 (a)	1,350	1,360
Series 2016-B-2A, 2.15%, 05/20/21 (a)	602	601
Series 2017-A-1A, 2.06%, 09/20/21 (a)	1,061	1,059
Series 2017-A-2A, 1.92%, 12/20/21 (a)	565	564
Series 2017-A1A-3A, 2.06%, 04/20/22 (a)	2,714	2,711
Series 2019-A1A-B, 2.33%, 08/22/22	3,000	3,009
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (a)	607	605
Series 2019-A3-1A, 3.00%, 03/15/23 (a)	3,500	3,558
Welk Resorts LLC
Series 2019-A-AA, 2.80%, 06/15/38 (a)	2,000	2,004
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2A4-AR10, REMIC, 4.95%, 06/25/35 (b)	197	197
Series 2019-A7-1, REMIC, 4.00%, 11/25/48 (a)	988	1,012
Westlake Automobile Receivables Trust
Series 2018-A2B-1A, 2.64%, (1M USD LIBOR + 0.25%), 07/15/19 (a) (b)	642	642
Series 2019-A2A-1A, 3.06%, 10/15/20 (a)	3,280	3,297
Series 2018-A2B-2A, 2.72%, (1M USD LIBOR + 0.33%), 09/15/21 (a) (b)	2,298	2,298
Series 2018-A2A-2A, 2.84%, 09/15/21 (a)	1,044	1,045
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	5,000	5,027
Total Non-U.S. Government Agency Asset-Backed Securities (cost $216,927)		218,187

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 14.5%
U.S. Treasury Securities 7.9%
U.S. Treasury Note
1.38%, 05/31/20	15,000	14,913
2.63%, 08/31/20	2,170	2,188
2.75%, 09/30/20	4,970	5,022
2.88%, 10/31/20	1,000	1,013
2.13%, 05/31/21	4,000	4,026
2.25%, 07/31/21	3,160	3,191
1.13%, 08/31/21	15,000	14,796
2.50%, 06/30/20 - 01/15/22	5,575	5,635
1.75%, 06/15/22 (g)	5,100	5,087
		55,871
U.S. Government Agency Obligations 3.4%
Council of Federal Home Loan Banks
1.88%, 07/07/21 (h)	3,000	3,001
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.54%, 04/05/21 (h)	3,000	3,037
Federal Farm Credit Banks Funding Corporation
1.90%, 06/24/21 (h)	3,000	3,002
Federal Home Loan Banks Office of Finance
3.00%, 10/12/21 (h)	3,615	3,712
Federal Home Loan Mortgage Corporation
2.50%, 04/23/20 (h)	5,000	5,016
1.88%, 11/17/20 (h)	1,000	1,000
Federal National Mortgage Association, Inc.
2.88%, 10/30/20 (h)	5,000	5,063
		23,831
Collateralized Mortgage Obligations 1.6%
Federal Home Loan Mortgage Corporation
Series BP-3738, REMIC, 4.00%, 12/15/38	36	37
Series KN-3763, REMIC, 3.00%, 02/15/39	414	417
Series AB-3967, REMIC, 2.00%, 03/15/41	325	320
Series AB-3774, REMIC, 3.50%, 12/15/20	83	83
Series AD-4032, REMIC, 2.00%, 10/15/41	342	336
Series KC-4826, REMIC, 3.50%, 08/15/45	1,728	1,765
Series PA-4842, REMIC, 4.00%, 04/15/46	1,920	1,998
Series YA-4820, REMIC, 3.50%, 06/15/48	2,337	2,389
Series KA-4628, REMIC, 3.00%, 01/15/55	1,036	1,049
Federal National Mortgage Association, Inc.
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	131	131
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	289	286
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	295	291
Series 2018-H-30, REMIC, 3.50%, 06/25/43	1,624	1,647
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	411	437
		11,186
Sovereign 1.3%
Asian Development Bank
2.88%, 11/27/20	4,000	4,050
Banque europeenne d'investissement (BEI)
1.25%, 12/16/19	5,000	4,984
		9,034
	Shares/Par[1]	Value ($)
Mortgage-Backed Securities 0.3%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/33 (g)	2,019	2,032
Government National Mortgage Association
4.50%, 03/20/41	313	332
		2,364
Total Government And Agency Obligations (cost $101,680)		102,286
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (i) (j)	9,339	9,339
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (i) (j)	133	133
Total Short Term Investments (cost $9,472)		9,472
Total Investments 100.2% (cost $699,114)		706,496
Other Derivative Instruments (0.0)%		(28)
Other Assets and Liabilities, Net (0.2)%		(1,034)
Total Net Assets 100.0%		705,434

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $248,850 and 35.3%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) All or a portion of the security was on loan.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $7,131.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Composition as of June 30, 2019:
Government Securities	31.6%
Other Short Term Investments	68.4
Total Investments	100.0%

JNL/PPM America Low Duration Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	755	October 2019	161,783	(28)	677

Short Contracts
United States 10 Year Note	(4)	September 2019	(504)	—	(8)
United States 5 Year Note	(230)	October 2019	(26,965)	—	(211)
				—	(219)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds advised by Jackson National Asset Management, LLC and their affiliates, and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. This investment is included in Investments – affiliated in the Statement of Assets and Liabilities and the associated income is included in Affiliated income in the Statement of Operations. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended June 30, 2019. The following table details the investment held during the period ended June 30, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund	13,010	218,890	222,561	106	9,339	1.3

The Fund participating in securities lending receives cash collateral daily, which is invested by State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Fund’s Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
US - United States

Counterparty Abbreviations:

BCL - Barclays Capital
BNP - BNP Paribas Securities
BOA - Bank of America NA
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NSI - Nomura Securities International Inc.
RBS - Royal Bank of Scotland
TDS - TD Securities Inc.
WFI - Wells Fargo Securities Inc.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL Government Money Market Fund		JNL Securities Lending Collateral Fund		JNL/PPM America Low Duration Bond Fund
Assets
Investments - unaffiliated, at value		$1,883,364		$717,207	$697,024
Investments - affiliated, at value		—		—	9,472
Repurchase agreements, at value		989,600		432,400	—
Cash		493,524		276,776	2,676
Receivable from:
Investment securities sold		362		207	—
Fund shares sold		—		—	22
Dividends and interest		5,290		1,631	3,524
Deposits with brokers and counterparties		—		—	319
Other assets		9		12	3
Total assets		3,372,149		1,428,233	713,040
Liabilities
Variation margin on futures		—		—	28
Payable for:
Investment securities purchased		384		185	7,138
Return of securities loaned		—		—	133
Fund shares redeemed		—		—	37
Advisory fees		439		45	194
Administrative fees		—		—	58
Dividends		5,349		2,680	—
Board of trustee fees		123		7	17
Chief compliance officer fees		2		1	—
Other expenses		5		1	1
Total liabilities		6,302		2,919	7,606
Net assets		$3,365,847		$1,425,314	$705,434
Net assets consist of:
Paid-in capital(a)		$3,365,965		$1,425,314	$697,594
Total distributable earnings (loss)(a)		(118)		—	7,840
Net assets		$3,365,847		$1,425,314	$705,434
Net assets - Class A/Institutional Class		$3,365,847		$1,425,314	$1
Shares outstanding - Class A/Institutional Class		3,365,966		1,425,311	—
Net asset value per share - Class A/Institutional Class		$1.00		$1.00	$10.31
Net assets - Class I	$	N/A	$	N/A	$705,433
Shares outstanding - Class I		N/A		N/A	68,115
Net asset value per share - Class I	$	N/A	$	N/A	$10.36
Investments - unaffiliated, at cost		$1,883,364		$717,207	$689,642
Investments - affiliated, at cost		—		—	9,472
Repurchase agreements, at cost		989,600		432,400	—
Securities on loan included in
investments - unaffiliated, at value		—		—	130

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Year Ended June 30, 2019

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund	JNL/PPM America Low Duration Bond Fund
Investment income
Dividends (a)	$—	$—	$106
Interest	34,621	17,312	10,593
Securities lending (a)	—	—	5
Total investment income	34,621	17,312	10,704

Expenses
Advisory fees	2,600	282	1,162
Administrative fees	—	—	346
Legal fees	6	3	1
Board of trustee fees	20	13	5
Chief compliance officer fees	2	1	1
Other expenses	10	—	3
Total expenses	2,638	299	1,518
Net investment income (loss)	31,983	17,013	9,186

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	881
Futures contracts	—	—	388
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	10,477
Futures contracts	—	—	34
Net realized and unrealized gain (loss)	—	—	11,780
Change in net assets from operations	$31,983	$17,013	$20,966
(a) Affiliated income	$—	$—	$111

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended June 30, 2019

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund	JNL/PPM America Low Duration Bond Fund
Operations
Net investment income (loss)	$31,983	$17,013	$9,186
Net realized gain (loss)	—	—	1,269
Net change in unrealized appreciation
(depreciation)	—	—	10,511
Change in net assets from operations	31,983	17,013	20,966
Distributions to shareholders
From distributable earnings
Class A/Institutional Class	(31,983)	(17,013)	—
Total distributions to shareholders	(31,983)	(17,013)	—
Share transactions[1]
Proceeds from the sale of shares
Class A/Institutional Class	17,607,383	13,324,988	—
Class I	N/A	N/A	8,386
Cost of shares redeemed
Class A/Institutional Class	(16,812,009)	(14,106,037)	—
Class I	N/A	N/A	(14,717)
Change in net assets from
share transactions	795,374	(781,049)	(6,331)
Change in net assets	795,374	(781,049)	14,635
Net assets beginning of period	2,570,473	2,206,363	690,799
Net assets end of period	$3,365,847	$1,425,314	$705,434

[1]Share transactions
Shares sold
Class A/Institutional Class	17,607,383	13,324,988	—
Class I	N/A	N/A	824
Shares redeemed
Class A/Institutional Class	(16,812,009)	(14,106,037)	—
Class I	N/A	N/A	(1,444)
Change in shares
Class A/Institutional Class	795,374	(781,049)	—
Class I	N/A	N/A	(620)
Purchases and sales of long term
investments
Purchase of securities	$69,282	$29,186	$338,361
Purchase of U.S. government securities	732,173	270,630	103,639 (a)
Total purchases	$801,455	$299,816	$442,000
Proceeds from sales of securities	$—	$—	$308,903
Proceeds from sales of U.S. government
securities	307,499	144,000	132,747 (a)
Total proceeds from sales	$307,499	$144,000	$441,650

(a)	Amounts exclude $2,025 and $0 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/PPM America Low Duration Bond Fund	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund(a)
Operations
Net investment income (loss)	$14,145	$54,050	$17,027
Net realized gain (loss)	(4,188)	—	—
Net change in unrealized appreciation
(depreciation)	(1,118)	—	—
Change in net assets from operations	8,839	54,050	17,027
Distributions to shareholders
From distributable earnings
Class A/Institutional Class	—	(54,119)	(17,027)
Class I	(13,992)	N/A	N/A
Total distributions to shareholders	(13,992)	(54,119)	(17,027)
Share transactions[1]
Proceeds from the sale of shares
Class A/Institutional Class	—	33,785,618	15,346,620
Class I	131,729	N/A	N/A
Reinvestment of distributions
Class I	13,992	N/A	N/A
Cost of shares redeemed
Class A/Institutional Class	—	(34,837,020)	(13,140,257)
Class I	(41,354)	N/A	N/A
Change in net assets from
share transactions	104,367	(1,051,402)	2,206,363
Change in net assets	99,214	(1,051,471)	2,206,363
Net assets beginning of year	591,585	3,621,944	—
Net assets end of year	$690,799	$2,570,473	$2,206,363

[1]Share transactions
Shares sold
Class A/Institutional Class	—	33,785,618	15,346,617
Class I	12,982	N/A	N/A
Reinvestment of distributions
Class I	1,394	N/A	N/A
Shares redeemed
Class A/Institutional Class	—	(34,837,020)	(13,140,257)
Class I	(4,073)	N/A	N/A
Change in shares
Class A/Institutional Class	—	(1,051,402)	2,206,360
Class I	10,303	N/A	N/A

(a)	Period from commencement of operations August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)

JNL Government Money Market Fund
Class A
06/30/19		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.13	3,365,847	N/A		0.19		0.19	2.28
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.71	2,570,473	N/A		0.19		0.19	1.69
12/31/17		1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.73	3,621,944	N/A		0.19		0.19	0.73
12/31/16		1.00	—	—	—	(0.00)	(g)	—	1.00	0.25	3,484,674	N/A		0.19	(h)	0.19	0.25
12/31/15		1.00	—	—	—	(0.00)	(g)	—	1.00	0.05	3,080,670	N/A		0.20	(h)	0.19	0.05
12/31/14		1.00	—	—	—	(0.00)	(g)	—	1.00	0.01	2,320,265	N/A		0.17	(h)	0.19	0.00

JNL Securities Lending Collateral Fund
Class A
06/30/19		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.21	1,425,314	N/A		0.04		0.04	2.42
12/31/18	*	1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.82	2,206,363	N/A		0.04		0.04	2.12

JNL/PPM America Low Duration Bond Fund(i)
Class A
06/30/19		10.03	0.11	0.17	0.28	—		—	10.31	2.79	1	57	(j)	0.74		0.74	2.12
12/31/18		10.12	0.21	(0.09)	0.12	(0.21)		—	10.03	1.16	—	125	(j)	0.72		0.72	2.04
12/31/17		10.00	0.11	0.01	0.12	(0.00)	(g)	—	10.12	1.21	1	134		0.73		0.73	1.13
12/31/16		9.96	0.11	0.05	0.16	(0.12)		—	10.00	1.62	892,341	110	(j)	0.74		0.74	1.09
12/31/15		10.01	0.10	(0.05)	0.05	(0.10)	(k)	—	9.96	0.51	717,566	113	(j)	0.74	(l)	0.74 (l)	0.98
12/31/14		10.02	0.09	0.00	0.09	(0.07)		(0.03)	10.01	0.88	623,041	164	(j)	0.77		0.77	0.86

Class I
06/30/19		10.05	0.13	0.18	0.31	—		—	10.36	3.08	705,433	57	(j)	0.44		0.44	2.66
12/31/18		10.12	0.23	(0.09)	0.14	(0.21)		—	10.05	1.36	690,799	125	(j)	0.44		0.44	2.22
12/31/17	‡‡	10.12	0.04	(0.04)	0.00	—		—	10.12	0.00	591,584	134		0.45		0.45	1.64

*	Commencement of operations was as follows: August 13, 2018 - JNL Securities Lending Collateral Fund.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for JNL/PPM America Low Duration Bond Fund or can be significantly more than Class A shares for the Fund because of the timing of income received in the Fund. Additionally, the net assets for Class I shares increased significantly in the Fund after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017.

(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.
(e)

Portfolio turnover is not annualized for periods of less than one year. Dollar roll transactions are excluded for purposes of calculating portfolio turnover. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for JNL/PPM America Low Duration Bond Fund’s Class A shares were $0.01 for certain days during the period. This was a result of the net assets of the Fund being at a level to generate an expense allocation between $0.005 and $0.015 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class A shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class A shares acquired during the period.

(g)	Amount represents less than $0.005.
(h)	Includes payments for recovery of contractual expense waivers.
(i)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(j)	Portfolio turnover including dollar roll transactions for JNL/PPM America Low Duration Bond Fund was 175%, 121%, 115%, 125% and 57% in 2014, 2015, 2016, 2018 and 2019, respectively.
(k)	Distribution amount for the JNL/PPM America Low Duration Bond Fund includes a return of capital distribution, which was less than $0.005 per share for the year ended December 31, 2015.
(l)	The ratio of net and total expenses to average net assets for the JNL/PPM America Low Duration Bond Fund excluding a reimbursement of 24f-2 fees was 0.74%.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 1. ORGANIZATION

JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2019 consisted of three (3) separate series, JNL Government Money Market Fund, JNL Securities Lending Collateral Fund and JNL/PPM America Low Duration Bond Fund (each a “Fund”, and collectively, “Funds”), which are each diversified investment companies as defined in the 1940 Act. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. PPM America, Inc., the sub-adviser (the "Sub-Adviser") for JNL/PPM America Low Duration Bond Fund, is an affiliate of JNAM. Wellington Management Company, LLP serves as Sub-Adviser for JNL Government Money Market Fund and JNL Securities Lending Collateral Fund.

JNL/PPM America Low Duration Bond Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, the Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Shares of JNL/PPM America Low Duration Bond Fund are available for sale to Jackson and to certain Funds in the JNL Series Trust and Jackson Variable Series Trust, open-end management investment companies advised by JNAM. JNL Government Money Market Fund and JNL Securities Lending Collateral Fund presently offer an Institutional Class of shares. Institutional Class shares are not sold to retail investors but are available for investment by affiliated parties. Affiliated parties or Jackson owned 100% of the outstanding capital shares of JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at June 30, 2019.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume

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on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. For JNL/PPM America Low Duration Bond Fund, dividends from net investment income are generally declared and paid annually by the Fund, but may be paid more frequently to avoid excise tax. The JNL Government Money Market Fund and JNL Securities Lending Collateral Fund declare dividends from net investment income daily and pay dividends monthly. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.Interest income, including level-yield amortization of discounts and premiums on debt securities, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has elected early adoption for the removal of the transfers between Level 1 and Level 2 disclosure and is currently evaluating the impact that the remainder of the ASU will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality,

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credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2019 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,120,047	—	—	1,120,047
Short Term Investments	—	1,752,917	—	—	1,752,917
	—	2,872,964	—	—	2,872,964
JNL Securities Lending Collateral Fund
Assets - Securities
Government And Agency Obligations	—	362,759	—	—	362,759
Short Term Investments	—	786,848	—	—	786,848
	—	1,149,607	—	—	1,149,607
JNL/PPM America Low Duration Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	376,551	—	—	376,551
Non-U.S. Government Agency Asset-Backed Securities	—	218,187	—	—	218,187
Government And Agency Obligations	—	102,286	—	—	102,286
Short Term Investments	9,472	—	—	—	9,472
	9,472	697,024	—	—	706,496
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	677	—	—	—	677
	677	—	—	—	677
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(219)	—	—	—	(219)
	(219)	—	—	—	(219)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of June 30, 2019, no investments were valued using the NAV per share practical expedient.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2019.

NOTE 4. SECURITIES INVESTMENTS AND INVESTMENT RISKS

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equity – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash

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collateral investments. Distributions from the JNL Securities Lending Collateral Fund are aggregated with other income, fees and rebates generated by the securities lending program. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. The securities lending agent receives a portion of these earnings from the Fund's securities lending program.

Cash collateral is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as Investments - affiliated, at value on the Statement of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statement of Assets and Liabilities. The Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. The Fund may receive non-cash collateral in the form of securities received, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statement of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. The Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities. JNL/PPM America Low Duration Bond Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities transactions. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a

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delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, the Fund may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. JNL/PPM America Low Duration Bond Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense. For the period ended June 30, 2019, JNL/PPM America Low Duration Bond Fund did not transact in Treasury transactions characterized as secured borrowing transactions.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

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Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded derivative transactions such as futures contracts. Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. A Fund receives from or pays to the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging”. This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for futures held by the JNL/PPM America Low Duration Bond Fund are discussed in the following paragraph.

Futures Contracts. JNL/PPM America Low Duration Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2019, variation margin related to futures contracts is reflected as Variation margin on futures contracts in the Statement of Assets and Liabilities. None of the futures contracts held by the Fund are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statement of Assets and Liabilities as of June 30, 2019. During the period ended June 30, 2019, realized gain loss and change in unrealized appreciation (depreciation) on futures contracts is reflected for such investments in the Statement of Operations. Net exposure to the Fund for futures contracts is the variation margin on futures contracts in addition to any collateral pledged for the initial margin on the futures contracts. At June 30, 2019, the Fund had $319 (in thousands) cash pledged as collateral for futures contracts. The futures contracts outstanding as of June 30, 2019, as disclosed in the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund. For the period ended June 30, 2019, the average monthly notional value at purchase of futures in the Fund was $184,554 (in thousands).

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services. JNL/PPM America Low Duration Bond Fund is obligated to pay JNAM an annual rate of 0.35% for net assets up to $500 million, 0.30% for net assets between $500 million and $3 billion, 0.29% for net assets between $3 billion and $5 billion and 0.28% for net assets over $5 billion. JNL Government Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million, 0.18% for net assets between $750 million and $3 billion, 0.16% for net assets between $3 billion and $5 billion and 0.14% for net assets over $5 billion. JNL Securities Lending Collateral Fund is obligated to pay JNAM an annual rate of 0.04% for net assets up to $3 billion, 0.035% for net assets between $3 billion and $5 billion and 0.03% for net assets over $5 billion.

Administrative Fee. JNAM also serves as the Administrator to the Funds. JNL/PPM America Low Duration Bond Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of average daily net assets up to $3 billion and 0.09% of average daily net assets over $3 billion. The fee is accrued daily and paid monthly. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at no additional cost. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

Fee Waiver and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL Government Money Market Fund to the extent necessary to limit operating expenses of the Fund (excluding transaction costs, interest, taxes and dividend, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years following the month of reimbursement. During the period ended June 30, 2019, there were no fees waived or recaptured and there were no previously waived fees available for recapture.

Distribution Fees. JNL/PPM America Low Duration Bond Fund has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Fund pays a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of the Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Fund’s Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Fund is 0.30% of the average daily net assets of the Class A shares of the Fund. The Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan, if any, are reflected as 12b-1 fees (Class A) in the Fund’s Statement of Operations. Class I shares of the JNL/PPM America Low Duration Bond Fund and Institutional Class shares of JNL Government Money Market Fund and JNL Securities Lending Collateral Fund have no Rule 12b-1 Fees.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of trustees fees set forth in the Statements of Operations.

NOTE 8. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The JNL/PPM America Low Duration Bond Fund participates in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective May 31, 2019, the Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 31, 2019, the amount available under the facility was $675,000,000. JNL/PPM America Floating Rate Income Fund, a series of JNL Series Trust and a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPMorgan Chase Bank, N.A. which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2019

funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 9. INCOME TAX MATTERS

JNL/PPM America Low Duration Bond Fund is treated as a partnership for federal income tax purposes. This Fund is generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. JNL/PPM America Low Duration Bond Fund is a separate entity for federal income tax purposes.

Each Fund, except JNL/PPM America Low Duration Bond Fund, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for the Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

As of June 30, 2019, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Government Money Market Fund	2,872,964	12	(12)	—
JNL Securities Lending Collateral Fund	1,149,607	5	(5)	—

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Government Money Market Fund	49,169	11	—
JNL Securities Lending Collateral Fund	12,899	—	—
JNL/PPM America Low Duration Bond Fund	13,992	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2015, 2016, 2017 and 2018 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2019.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

JNL Investors Series Trust

Additional Disclosures (Unaudited)

June 30, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees for JNL/PPM America Low Duration Bond Fund and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†
JNL Government Money Market Fund
Class A	0.19	1,000.00	1,011.30	0.95	1,000.00	1,023.85	0.95
JNL Securities Lending Collateral Fund
Class A	0.04	1,000.00	1,012.10	0.20	1,000.00	1,024.60	0.20
JNL/PPM America Low Duration Bond Fund
Class A	0.74	1,000.00	1,027.90	3.72	1,000.00	1,021.12	3.71
Class I	0.44	1,000.00	1,030.80	2.22	1,000.00	1,022.61	2.21

† For Classes with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

‡ The expenses or expense waivers for JNL/PPM America Low Duration Bond Fund’s Class A shares were $0.01 for certain days during the period. This was a result of the net assets of the Fund being at a level to generate an expense allocation between $0.005 and $0.015 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class A shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets of Class A shares during the period.

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q and N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-Q and N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

JNL Investor Series Trust
One Corporate Way
Lansing, MI 48951
PRSRT STD
U.S. POSTAGE
PAID
JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.
CMV8375 06/19

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 30, 2019

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.